Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000035521
Account Value [Line Items]
Line Graph and Table Measure Name	Changing Parameters Fund
Account Value	$ 10,000	$ 15,189	$ 14,181	$ 13,591	$ 13,819	$ 12,487	$ 11,497	$ 11,020	$ 10,951	$ 10,368	$ 9,797
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	$ 11,727	$ 11,158	$ 11,546	$ 12,705	$ 12,794	$ 11,619	$ 10,750	$ 10,837	$ 10,893	$ 10,282